Long-Term Debt - Revolving Credit Facilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel credit_facility	Feb. 28, 2018 USD ($)	Feb. 08, 2018 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,810,374,000			$ 1,804,483,000
Reduction in 2018	555,400,000
Reduction in 2019	83,900,000
Reduction in 2020	359,500,000
Reduction in 2021	346,700,000
Reduction in 2022	$ 144,800,000
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Reduction in 2018	$ 268,100,000
Reduction in 2019	22,400,000
Reduction in 2020	23,400,000
Reduction in 2021	24,400,000
Reduction in 2022	$ 105,400,000
Revolving Credit Facility Maturing 2018 [Member] | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities		$ 197,000,000
Line of Credit
Debt Instrument [Line Items]
Months required to repay all borrowings	12 months
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities	$ 443,700,000			451,900,000
Undrawn amount of revolving credit facilities	$ 189,400,000			243,700,000
Line of Credit | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities			$ 197,000,000
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.55%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Aggregate principal amount	$ 377,856,000			$ 371,329,000
Collateralized Mortgage Backed Securities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Number of vessels | vessel	4
revolving credit facility maturing in 2022 [Domain] | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities		$ 197,000,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	3